WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MORTGAGE-BACKED SECURITIES - 43.7%
FHLMC - 6.3%
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	10/1/36	$19,348	$22,474
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	1/1/38-5/1/50	56,557,183	59,835,501
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/38	132,630	153,087
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	4/1/41-7/1/51	5,440,315	5,616,029
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	9/1/41-11/1/51	19,861,273	20,031,540
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	5/1/47-7/1/49	5,919,993	6,447,110
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	7/1/47-3/1/50	11,654,949	12,510,099
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	10/1/48-11/1/48	825,923	910,567
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	9/1/49-9/1/50	10,442,829	10,929,508
Federal Home Loan Mortgage Corp. (FHLMC) (1 mo. USD LIBOR + 1.621%)	2.877%	11/1/47	1,830,460	1,891,057	(a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 mo. USD LIBOR + 1.622%)	3.092%	2/1/50	3,550,104	3,681,980	(a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 mo. USD LIBOR + 1.628%)	3.014%	11/1/48	9,130,083	9,461,567	(a)
Federal Home Loan Mortgage Corp. (FHLMC) (5 year Treasury Constant Maturity Rate + 1.285%)	2.062%	3/1/47	1,449,934	1,488,874	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.500%	11/1/35	12,941	14,727
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	3/1/39	17,983	21,002
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.500%	9/1/39	53,008	60,109
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.000%	11/1/39	108,473	127,135
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	4/1/43-7/1/43	816,928	886,420
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	4/1/47	4,289,764	4,511,336

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2021 Quarterly Report	1

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FHLMC - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	4/1/47	$1,009,239	$1,095,239
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	10/1/47	8,249,693	8,732,389

Total FHLMC				148,427,750

FNMA - 28.2%
Federal National Mortgage Association (FNMA)	2.560%	11/1/31	4,672,000	4,988,531
Federal National Mortgage Association (FNMA)	6.000%	4/1/33-11/1/37	82,843	96,518
Federal National Mortgage Association (FNMA)	5.000%	7/1/33-3/1/50	12,489,404	13,813,071
Federal National Mortgage Association (FNMA)	1.500%	3/1/36	91,145	91,703
Federal National Mortgage Association (FNMA)	3.000%	7/1/36-9/1/50	74,953,051	78,629,849
Federal National Mortgage Association (FNMA)	2.500%	9/1/36-10/1/51	38,844,644	40,324,154
Federal National Mortgage Association (FNMA)	5.500%	11/1/36-8/1/37	17,453	20,075
Federal National Mortgage Association (FNMA)	1.500%	1/1/37	6,600,000	6,623,461	(b)
Federal National Mortgage Association (FNMA)	4.500%	6/1/37-8/1/58	70,435,529	77,220,382
Federal National Mortgage Association (FNMA)	6.500%	11/1/37-5/1/40	294,117	345,404
Federal National Mortgage Association (FNMA)	7.000%	2/1/39	23,131	27,194
Federal National Mortgage Association (FNMA)	4.000%	10/1/42-6/1/57	92,231,138	99,036,836
Federal National Mortgage Association (FNMA)	3.500%	4/1/45-5/1/50	119,996,366	126,989,259
Federal National Mortgage Association (FNMA)	2.000%	8/1/50-11/1/51	19,082,448	19,173,764
Federal National Mortgage Association (FNMA)	2.500%	12/1/51-1/1/52	10,500,000	10,746,961	(b)
Federal National Mortgage Association (FNMA)	3.000%	12/1/51-1/1/52	176,400,000	183,073,046	(b)

Total FNMA				661,200,208

See Notes to Schedule of Investments.

2	Western Asset SMASh Series M Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - 9.2%
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	$40,484,756	$42,576,005
Government National Mortgage Association (GNMA)	3.500%	6/15/48-5/15/50	5,583,612	5,963,178
Government National Mortgage Association (GNMA)	4.000%	3/15/50	86,497	92,617
Government National Mortgage Association (GNMA) II	6.000%	8/20/37-12/20/41	697,076	810,584
Government National Mortgage Association (GNMA) II	4.500%	1/20/40-12/20/50	53,100,867	56,584,028
Government National Mortgage Association (GNMA) II	5.000%	7/20/40-4/20/50	9,862,915	10,663,108
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-2/20/50	47,530,653	50,090,294
Government National Mortgage Association (GNMA) II	4.000%	9/20/45-4/20/50	24,208,586	25,841,777
Government National Mortgage Association (GNMA) II	3.000%	8/20/46-7/20/51	2,963,861	3,087,274
Government National Mortgage Association (GNMA) II	2.000%	12/20/50-3/20/51	16,473,217	16,705,011
Government National Mortgage Association (GNMA) II	2.500%	12/20/50-5/20/51	1,657,965	1,703,744

Total GNMA				214,117,620

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $1,018,029,700)				1,023,745,578

COLLATERALIZED MORTGAGE OBLIGATIONS(c) - 34.3%
Alternative Loan Trust, 2005-24 1A1 (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.310%)	1.393%	7/20/35	317,354	273,820	(a)
Alternative Loan Trust, 2005-57CB 4A3	5.500%	12/25/35	257,761	201,643
American Home Mortgage Investment Trust, 2005-1 1A3 (1 mo. USD LIBOR + 0.620%)	0.709%	6/25/45	1,307,749	1,311,835	(a)
AREIT Trust, 2021-CRE5 A (1 mo. USD LIBOR + 1.080%)	1.170%	7/17/26	8,770,000	8,758,827	(a)(d)
BDS, 2021-FL8 A (1 mo. USD LIBOR + 0.920%)	1.009%	1/18/36	1,445,000	1,437,342	(a)(d)
Benchmark Mortgage Trust, 2020-B21 B	2.458%	12/17/53	13,020,000	12,992,077
BHMS, 2018-ATLS A (1 mo. USD LIBOR + 1.250%)	1.340%	7/15/35	11,150,000	11,169,673	(a)(d)
BX, 2021-MFM1 A (1 mo. USD LIBOR + 0.700%)	0.790%	1/15/34	3,000,000	2,991,516	(a)(d)

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2021 Quarterly Report	3

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
BX Commercial Mortgage Trust, 2021- VOLT A (1 mo. USD LIBOR + 0.700%)	0.790%	9/15/36	$22,570,000	$22,489,281	(a)(d)
BX Commercial Mortgage Trust, 2021-XL2 A (1 mo. USD LIBOR + 0.689%)	0.779%	10/15/38	44,380,000	44,227,177	(a)(d)
BX Mortgage Trust, 2021-PAC A (1 mo. USD LIBOR + 0.689%)	0.779%	10/15/36	35,380,000	35,330,365	(a)(d)
BX Trust, 2019-OC11 B	3.605%	12/9/41	3,200,000	3,412,527	(d)
BX Trust, 2021-ARIA A (1 mo. USD LIBOR + 0.899%)	0.989%	10/15/36	19,205,000	19,187,493	(a)(d)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2003-4A A1 (1 mo. USD LIBOR + 0.680%)	0.772%	10/25/34	1,632,869	1,635,329	(a)(d)
Commercial Mortgage Trust, 2013-CR12 AM	4.300%	10/10/46	180,000	186,730
Commercial Mortgage Trust, 2013-CR12 B	4.762%	10/10/46	160,000	166,266	(a)
Commercial Mortgage Trust, 2013-CR12 C	5.241%	10/10/46	80,000	79,552	(a)
Commercial Mortgage Trust, 2014-CR20 B	4.239%	11/10/47	1,680,000	1,750,654	(a)
CSMC Trust, 2014-USA A2	3.953%	9/15/37	3,290,000	3,479,948	(d)
CSMC Trust, 2017-RPL3 A1	4.000%	8/1/57	16,842,285	17,767,573	(a)(d)
CSMC Trust, 2017-RPL3 B2	4.393%	8/1/57	18,205,117	19,842,369	(a)(d)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	10,000,000	10,541,815	(d)
CSMC Trust, 2020-TMIC A (1 mo. USD LIBOR + 3.000%, 3.250% floor)	3.250%	12/15/35	8,060,000	8,119,168	(a)(d)
CSMC Trust, 2021-2R 1A1 (1 mo. USD LIBOR + 1.750%)	1.838%	7/25/47	16,645,553	16,938,662	(a)(d)
CSMC Trust, 2021-AFC1 A1	0.830%	3/25/56	6,900,281	6,838,480	(a)(d)
CSMC Trust, 2021-RPL1 A1	1.668%	9/27/60	16,712,551	16,661,340	(a)(d)
CSMC Trust, 2021-RPL3 A1	2.000%	1/25/60	7,024,528	7,086,207	(a)(d)
CSMC Trust, 2021-RPL4 A1	1.796%	12/27/60	8,025,958	8,050,622	(a)(d)
CSMC Trust, 2021-RPL6 A1	2.000%	10/25/60	12,832,956	12,870,235	(a)(d)
Extended Stay America Trust, 2021-ESH A (1 mo. USD LIBOR + 1.080%)	1.170%	7/15/38	8,645,025	8,653,814	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020- RR07 AX, IO	2.468%	9/27/28	6,000,000	886,223	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K064 X1, IO	0.741%	3/25/27	49,373,175	1,424,150	(a)

See Notes to Schedule of Investments.

4	Western Asset SMASh Series M Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K091 X1, IO	0.704%	3/25/29	$6,567,149	$251,370	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K093 X1, IO	1.092%	5/25/29	5,972,396	373,698	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K118 X1, IO	1.054%	9/25/30	11,450,768	843,237	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K121 X1, IO	1.124%	10/25/30	54,796,052	4,254,305	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K122 X1, IO	0.974%	11/25/30	9,986,509	682,559	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K720 X1, IO	0.622%	8/25/22	70,550,499	71,383	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K723 X1, IO	1.035%	8/25/23	105,506,516	1,394,205	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K740 X1, IO	0.845%	9/25/27	35,865,179	1,407,737	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K1515 X1, IO	1.638%	2/25/35	45,399,405	7,102,619	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K1516 X1, IO	1.630%	5/25/35	29,899,069	4,917,859	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K1517 X1, IO	1.410%	7/25/35	41,073,094	5,947,207	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	17,661	20,392
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3947 SG, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	5.861%	10/15/41	199,078	30,497	(a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4298 PI, IO, PAC	4.000%	4/15/43	196,204	5,072

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2021 Quarterly Report	5

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	$632,293	$655,128
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	1,395,615	178,052
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5040 IB, IO	2.500%	11/25/50	438,131	49,516
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA2 M2 (1 mo. USD LIBOR + 1.850%)	1.942%	2/25/50	6,491,882	6,528,096	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA3 M2 (30 Day Average SOFR + 2.100%)	2.150%	10/25/33	25,300,000	25,519,528	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	1.756%	2/15/38	1,205,924	68,180	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-DNA3 M3F (1 mo. USD LIBOR + 3.700%)	3.792%	4/25/28	4,478,701	4,577,610	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	2.350%	8/25/33	16,930,000	17,254,084	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2013-C01 M2 (1 mo. USD LIBOR + 5.250%)	5.342%	10/25/23	8,512,960	8,853,136	(a)
Federal National Mortgage Association (FNMA) - CAS, 2014-C01 M2 (1 mo. USD LIBOR + 4.400%)	4.492%	1/25/24	13,670,989	14,233,408	(a)
Federal National Mortgage Association (FNMA) - CAS, 2017-C01 1ED1 (1 mo. USD LIBOR + 1.250%)	1.342%	7/25/29	20,939,034	20,953,819	(a)(d)
Federal National Mortgage Association (FNMA) - CAS, 2021-R01 1M2 (30 Day Average SOFR + 1.550%)	1.600%	10/25/41	8,870,000	8,922,709	(a)(d)
Federal National Mortgage Association (FNMA) ACES, 2018-M8 A1	3.436%	6/25/28	2,159,514	2,324,361	(a)
Federal National Mortgage Association (FNMA) ACES, 2018-M15 1A2	3.700%	1/25/36	3,000,000	3,445,860

See Notes to Schedule of Investments.

6	Western Asset SMASh Series M Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Federal National Mortgage Association (FNMA) ACES, 2019-M19 A2	2.560%	9/25/29	$563,574	$595,015
Federal National Mortgage Association (FNMA) ACES, 2019-M19 X2, IO	0.758%	9/25/29	36,165,297	1,557,487	(a)
Federal National Mortgage Association (FNMA) ACES, 2019-M22 A2	2.522%	8/25/29	12,950,000	13,740,763
Federal National Mortgage Association (FNMA) ACES, 2019-M28 AV	2.232%	2/25/27	789,179	816,633
Federal National Mortgage Association (FNMA) ACES, 2019-M28 XA2, IO	0.644%	2/25/30	9,828,240	352,456	(a)
Federal National Mortgage Association (FNMA) ACES, 2019-M28 XA3, IO	1.030%	2/25/30	17,671,504	1,034,836	(a)
Federal National Mortgage Association (FNMA) ACES, 2020-M4 1X2, IO	0.844%	2/25/28	7,494,803	305,033	(a)
Federal National Mortgage Association (FNMA) ACES, 2020-M4 1X3, IO	1.124%	2/25/28	40,701,191	2,216,107	(a)
Federal National Mortgage Association (FNMA) ACES, 2020-M26 X3, IO	1.812%	1/25/28	13,149,629	980,332	(a)
Federal National Mortgage Association (FNMA) ACES, 2020-M36 X1, IO	1.559%	9/25/34	3,073,545	308,804	(a)
Federal National Mortgage Association (FNMA) ACES, 2020-M51 X3, IO	0.121%	12/25/30	74,520,000	519,837	(a)
Federal National Mortgage Association (FNMA) ACES, 2020-M54 X, IO	1.637%	12/25/33	39,217,202	4,082,758	(a)
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	261,959	299,429
Federal National Mortgage Association (FNMA) REMIC, 2012-28 B	6.500%	6/25/39	2,786	3,028
Federal National Mortgage Association (FNMA) REMIC, 2012-75 AO, PO	0.000%	3/25/42	14,137	13,371
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	6.508%	7/25/42	41,167	7,224	(a)
Federal National Mortgage Association (FNMA) REMIC, 2012-93 UI, IO	3.000%	9/25/27	327,056	16,779
Federal National Mortgage Association (FNMA) REMIC, 2012-134 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.058%	12/25/42	362,021	75,178	(a)
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	79,079	89,501

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2021 Quarterly Report	7

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2013-14 IG, IO	4.000%	3/25/43	$169,560	$18,445
Federal National Mortgage Association (FNMA) REMIC, 2013-29 QI, IO	4.000%	4/25/43	501,675	55,422
Federal National Mortgage Association (FNMA) REMIC, 2013-73 IB, IO	3.500%	7/25/28	738,751	46,453
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	1.649%	8/25/44	905,070	49,202	(a)
Federal National Mortgage Association (FNMA) REMIC, 2020-47 GZ	2.000%	7/25/50	925,843	864,942
Federal National Mortgage Association (FNMA) STRIPS, 390 C3, IO	6.000%	7/25/38	12,605	2,526
Federal National Mortgage Association (FNMA) STRIPS, 407 22, IO	5.000%	1/25/39	7,893	1,139
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	4,374	683	(a)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	4,173	690	(a)
Federal National Mortgage Association (FNMA) STRIPS, 407 34, IO	5.000%	1/25/38	7,222	1,113
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	10,408	1,717
Federal National Mortgage Association (FNMA) STRIPS, 407 C10, IO	5.000%	1/25/38	39,184	6,436
Federal National Mortgage Association (FNMA) STRIPS, 409 C2, IO	3.000%	4/25/27	99,522	4,897
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	65,109	6,297
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	2,009,950	2,015,556	(a)(d)
FREMF Mortgage Trust, 2012-K20 X2A, IO	0.200%	5/25/45	18,534,182	8,906	(d)
FRESB Mortgage Trust, 2015-SB7 A10 (2.950% to 11/25/25 then 1 mo. USD LIBOR + 0.700%)	2.950%	9/25/35	3,488,425	3,531,289	(a)
GMACM Mortgage Loan Trust, 2006-AR1 1A1	2.934%	4/19/36	387,043	338,322	(a)
Government National Mortgage Association (GNMA), 2010-85 HS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.650%)	6.559%	1/20/40	9,550	405	(a)
Government National Mortgage Association (GNMA), 2011-140 AI, IO	4.000%	10/16/26	50,659	2,353

See Notes to Schedule of Investments.

8	Western Asset SMASh Series M Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. USD LIBOR + 0.450%)	0.525%	11/20/60	$562,822	$564,132	(a)
Government National Mortgage Association (GNMA), 2011-H11 FB (1 mo. USD LIBOR + 0.500%)	0.575%	4/20/61	760,433	762,793	(a)
Government National Mortgage Association (GNMA), 2012-43 SN, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	6.511%	4/16/42	1,871,480	402,028	(a)
Government National Mortgage Association (GNMA), 2013-105 IO, IO	0.310%	6/16/54	16,924,807	114,143	(a)
Government National Mortgage Association (GNMA), 2014-134 IA, IO	0.276%	1/16/55	68,553,518	984,730	(a)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.283%	5/16/55	13,267,849	211,793	(a)
Government National Mortgage Association (GNMA), 2014-176 IA, IO	4.000%	11/20/44	546,327	80,006
Government National Mortgage Association (GNMA), 2015-36 MI, IO	5.500%	3/20/45	747,262	151,266
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	236,853	36,061
Government National Mortgage Association (GNMA), 2017-28 IO, IO	0.615%	2/16/57	1,116,958	48,598	(a)
Government National Mortgage Association (GNMA), 2018-H07 FD (1 mo. USD LIBOR + 0.300%)	0.375%	5/20/68	1,327,693	1,326,544	(a)
Government National Mortgage Association (GNMA), 2019-90 AB	3.000%	7/20/49	5,552,581	5,788,521
Government National Mortgage Association (GNMA), 2020-47 MI, IO	3.500%	4/20/50	2,001,031	263,944
Government National Mortgage Association (GNMA), 2020-47 NI, IO	3.500%	4/20/50	702,972	105,080
Government National Mortgage Association (GNMA), 2020-127 IN, IO	2.500%	8/20/50	736,095	97,784
Government National Mortgage Association (GNMA), 2020-129 IE, IO	2.500%	9/20/50	742,974	101,889
Government National Mortgage Association (GNMA), 2020-160 IH, IO	2.500%	10/20/50	473,271	61,467
Government National Mortgage Association (GNMA), 2020-160 VI, IO	2.500%	10/20/50	649,588	85,022

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2021 Quarterly Report	9

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
Government National Mortgage Association (GNMA), 2020-160 YI, IO	2.500%	10/20/50	$2,426,003	$318,885
Government National Mortgage Association (GNMA), 2020-171 IO, IO	0.978%	10/16/60	95,015,884	7,562,834	(a)
Government National Mortgage Association (GNMA), 2020-H9 FL (1 mo. USD LIBOR + 1.150%)	1.241%	5/20/70	2,203,057	2,307,586	(a)
Government National Mortgage Association (GNMA), 2020-H9 NF (1 mo. USD LIBOR + 1.250%)	1.341%	4/20/70	3,083,854	3,175,470	(a)
Government National Mortgage Association (GNMA), 2020-H12 F (1 mo. USD LIBOR + 0.500%)	0.591%	7/20/70	370,030	373,768	(a)
Government National Mortgage Association (GNMA), 2020-H13 FC (1 mo. USD LIBOR + 0.450%)	0.541%	7/20/70	143,857	144,970	(a)
Government National Mortgage Association (GNMA), 2020-H13 FM (1 mo. USD LIBOR + 0.400%)	0.491%	8/20/70	4,009,996	4,019,523	(a)
GreenPoint Mortgage Funding Trust, 2005-HY1 1A1B (1 mo. USD LIBOR + 0.720%)	0.812%	7/25/35	2,375,376	2,384,986	(a)
GS Mortgage Securities Corp. Trust, 2018-GS9 B	4.321%	3/10/51	1,725,000	1,889,206	(a)
GS Mortgage Securities Corp. Trust, 2021-ROSS C (1 mo. USD LIBOR + 2.000%)	2.090%	5/15/26	5,190,000	5,201,843	(a)(d)
GS Mortgage Securities Corp. Trust, 2021-ROSS D (1 mo. USD LIBOR + 2.500%)	2.590%	5/15/26	8,660,000	8,689,952	(a)(d)
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	500,000	522,803	(a)
GS Mortgage-Backed Securities Corp. Trust, 2018-RPL1 A1A	3.750%	10/25/57	16,930,998	17,512,883	(d)
GS Mortgage-Backed Securities Corp. Trust, 2021-RPL1 A2	2.000%	12/25/60	16,090,000	15,867,953	(a)(d)
HomeBanc Mortgage Trust, 2004-2 A1 (1 mo. USD LIBOR + 0.740%)	0.832%	12/25/34	1,724,840	1,719,171	(a)
IMPAC CMB Trust, 2004-7 1A1 (1 mo. USD LIBOR + 0.740%)	0.832%	11/25/34	3,602,523	3,647,908	(a)

See Notes to Schedule of Investments.

10	Western Asset SMASh Series M Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-C20, C	4.723%	7/15/47	$700,000	$704,639	(a)
JPMorgan Mortgage Trust, 2005-S3 1A1	6.500%	1/25/36	467,560	341,173
JPMorgan Mortgage Trust, 2015-5 A9	2.378%	5/25/45	869,604	880,179	(a)(d)
JPMorgan Mortgage Trust, 2018-4 A1	3.500%	10/25/48	2,990,335	3,022,390	(a)(d)
JPMorgan Resecuritization Trust, 2014-6 1A2 (1 mo. USD LIBOR + 0.210%)	0.299%	7/27/36	5,469,881	5,278,689	(a)(d)
La Hipotecaria Panamanian Mortgage Trust, 2007-1GA A (Panamanian Mortgage Reference Rate - 1.250%)	4.500%	12/23/36	76,704	79,005	(a)(d)(e)(f)
Legacy Mortgage Asset Trust, 2020-GS5 A1	3.250%	6/25/60	6,841,066	6,936,931	(d)
MASTR Adjustable Rate Mortgages Trust, 2005-7 3A1	2.575%	9/25/35	58,210	41,389	(a)
Merrill Lynch Mortgage Investors Trust, 2006-A1 1A1	2.883%	3/25/36	384,742	293,124	(a)
Mortgage Repurchase Agreement Financing Trust, 2020-5 A2 (1 mo. USD LIBOR + 1.000%)	1.091%	8/10/23	23,060,000	23,090,840	(a)(d)
MRA Issuance Trust, 2021-14 A1Y (1 mo. USD LIBOR + 1.750%)	1.836%	2/15/22	17,450,000	17,470,502	(a)(d)
MRA Issuance Trust, 2021-EBO1 A2X (1 mo. USD LIBOR + 1.750%)	1.836%	4/15/22	18,210,000	18,210,000	(a)(d)(e)(f)
MRA Issuance Trust, 2021-EBO4 A1X (1 mo. USD LIBOR + 1.750%)	1.836%	2/16/22	34,640,000	34,682,912	(a)(d)
New Residential Mortgage Loan Trust, 2016-3A A1B	3.250%	9/25/56	3,596,162	3,749,406	(a)(d)
New Residential Mortgage Loan Trust, 2016-4A A1	3.750%	11/25/56	4,733,409	5,027,453	(a)(d)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	15,049,557	15,890,439	(a)(d)
New Residential Mortgage Loan Trust, 2019-2A A1	4.250%	12/25/57	19,372,129	20,233,910	(a)(d)
New Residential Mortgage Loan Trust, 2021-NQM3 A1	1.156%	11/27/56	8,197,519	8,183,867	(a)(d)
OPG Trust, 2021-PORT D (1 mo. USD LIBOR + 1.131%)	1.221%	10/15/36	3,770,000	3,721,157	(a)(d)
PFP Ltd., 2021-8 A (1 mo. USD LIBOR + 1.000%)	1.090%	8/9/37	5,340,000	5,340,534	(a)(d)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	16,672,627	16,524,529	(a)(d)

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2021 Quarterly Report	11

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(c) - (continued)
RALI Trust, 2006-QO7 3A2 (1 mo. USD LIBOR + 0.410%)	0.502%	9/25/46	$378,733	$366,644	(a)
RAMP Trust, 2005-SL1 A7	8.000%	5/25/32	23,385	18,603
Regal Trust IV, 1999-1 A (11th District Cost of Funds + 1.500%)	1.763%	9/29/31	173	170	(a)(d)
Residential Asset Securitization Trust, 2005-A15 1A4	5.750%	2/25/36	611,668	629,911
SFO Commercial Mortgage Trust, 2021- 555 A (1 mo. USD LIBOR + 1.150%)	1.240%	5/15/38	9,120,000	9,135,673	(a)(d)
Silverstone Master Issuer PLC, 2018-1A 1A (3 mo. USD LIBOR + 0.390%)	0.520%	1/21/70	4,480,000	4,482,697	(a)(d)
SREIT Trust, 2021-PALM A (1 mo. USD LIBOR + 0.590%)	0.680%	10/15/34	12,605,000	12,545,153	(a)(d)
Structured Adjustable Rate Mortgage Loan Trust, 2004-2 4A1	2.617%	3/25/34	105,430	106,010	(a)
Structured Asset Mortgage Investments II Trust, 2005-AR7 4A1 (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 2.150%)	2.233%	3/25/46	190,796	204,549	(a)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 2003-9A 2A2	2.217%	3/25/33	109,426	114,160	(a)
VNDO Mortgage Trust, 2012-6AVE A	2.996%	11/15/30	100,000	101,703	(d)
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR13 A1B2 (1 mo. USD LIBOR + 0.980%)	1.072%	11/25/34	5,261,036	5,085,869	(a)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR9 A1A (1 mo. USD LIBOR + 0.640%)	0.732%	7/25/45	44,236	44,403	(a)
WFRBS Commercial Mortgage Trust, 2012-C7 XA, IO	1.436%	6/15/45	374,295	475	(a)(d)
WFRBS Commercial Mortgage Trust, 2014-C24 B	4.204%	11/15/47	1,670,000	1,671,846	(a)
ZH Trust, 2021-2 A	2.349%	10/17/27	11,850,000	11,822,311	(d)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $800,367,949)				804,158,491

ASSET-BACKED SECURITIES - 16.4%
Applebee’s Funding LLC/IHOP Funding LLC, 2019-1A A2I	4.194%	6/5/49	4,950,000	5,032,604	(d)
Arbor Realty Commercial Real Estate Notes Ltd., 2021-FL3 A (1 mo. USD LIBOR + 1.070%)	1.160%	8/15/34	3,000,000	3,000,336	(a)(d)

See Notes to Schedule of Investments.

12	Western Asset SMASh Series M Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A A	1.380%	8/20/27	$8,654,000	$8,540,646	(d)
Bayview Financial Asset Trust, 2007- SR1A M2 (1 mo. USD LIBOR + 0.900%)	0.992%	3/25/37	381,878	383,461	(a)(d)
Blackbird Capital Aircraft Lease Securitization Ltd., 2016-1A A, Step bond (4.213% to 12/16/24 then 6.500%)	4.213%	12/16/41	17,033,190	17,082,638	(d)
BRSP Ltd., 2021-FL1 A (1 mo. USD LIBOR + 1.150%)	1.239%	8/19/38	5,490,000	5,502,182	(a)(d)
Capital One Multi-Asset Execution Trust, 2021-A1 A1	0.550%	7/15/26	10,950,000	10,825,989
Countrywide Asset-Backed Certificates Trust, 2004-5 2A (1 mo. USD LIBOR + 0.500%)	0.592%	10/25/34	2,123,365	2,084,859	(a)
Countrywide Asset-Backed Certificates Trust, 2006-SD3 A1 (1 mo. USD LIBOR + 0.660%)	0.752%	7/25/36	19,386	18,983	(a)(d)
CSMC Trust, 2017-RPL1 A1	2.750%	7/25/57	14,795,188	15,161,234	(a)(d)
CSMC Trust, 2017-RPL1 M1	2.991%	7/25/57	20,370,000	20,887,701	(a)(d)
Dividend Solar Loans LLC, 2019-1 A	3.670%	8/22/39	304,325	318,959	(d)
Foundation Finance Trust, 2021-1A A	1.270%	5/15/41	6,326,992	6,248,640	(d)
Goodgreen Trust, 2021-1A A	2.660%	10/15/56	11,118,027	11,054,895	(d)
Greystone CRE Notes Ltd., 2021-FL3 A (1 mo. USD LIBOR + 1.020%)	1.110%	7/15/39	3,880,000	3,885,618	(a)(d)
Hardee’s Funding LLC, 2021-1A A2	2.865%	6/20/51	8,658,300	8,435,425	(d)
Hertz Vehicle Financing III LP, 2021-2A A	1.680%	12/27/27	16,380,000	16,371,243	(d)
Hertz Vehicle Financing III LP, 2021-2A B	2.120%	12/27/27	8,690,000	8,665,021	(d)
Hertz Vehicle Financing LLC, 2021-1A A	1.210%	12/26/25	3,690,000	3,667,430	(d)
Hertz Vehicle Financing LLC, 2021-1A B	1.560%	12/26/25	8,690,000	8,659,521	(d)
KREF Ltd., 2021-FL2 A (1 mo. USD LIBOR + 1.070%)	1.159%	2/15/39	4,360,000	4,367,277	(a)(d)
MASTR Asset-Backed Securities Trust, 2007-NCW A1 (1 mo. USD LIBOR + 0.300%)	0.392%	5/25/37	4,910,991	4,571,703	(a)(d)
Merrill Lynch Mortgage Investors Trust, 2006-FF1 M5 (1 mo. USD LIBOR + 0.585%)	0.677%	8/25/36	3,415,172	3,417,365	(a)
MF1 Ltd., 2021-FL7 A (1 mo. USD LIBOR + 1.080%)	1.169%	10/16/36	3,560,000	3,560,247	(a)(d)

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2021 Quarterly Report	13

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Morgan Stanley Mortgage Loan Trust, 2007-2AX 2A1 (1 mo. USD LIBOR + 0.180%)	0.272%	12/25/36	$20,965	$10,310	(a)
Navient Private Education Refi Loan Trust, 2019-FA A2	2.600%	8/15/68	16,355,804	16,669,734	(d)
Navient Student Loan Trust, 2015-1 A2 (1 mo. USD LIBOR + 0.600%)	0.692%	4/25/40	2,932,259	2,923,128	(a)
Navient Student Loan Trust, 2017-2A A (1 mo. USD LIBOR + 1.050%)	1.142%	12/27/66	26,981,861	27,226,031	(a)(d)
Navient Student Loan Trust, 2021-1A A1B (1 mo. USD LIBOR + 0.600%)	0.692%	12/26/69	3,058,693	3,066,887	(a)(d)
Nelnet Student Loan Trust, 2011-1A A (1 mo. USD LIBOR + 0.850%)	0.942%	2/25/48	9,221,206	9,300,800	(a)(d)
Nelnet Student Loan Trust, 2021-A B1	2.850%	4/20/62	17,500,000	17,756,525	(d)
Northstar Education Finance Inc., 2007-1 A3 (3 mo. USD LIBOR + 0.750%)	0.886%	1/29/46	25,810,000	25,358,325	(a)
OneMain Financial Issuance Trust, 2020-2A A	1.750%	9/14/35	4,024,000	4,012,780	(d)
Origen Manufactured Housing Contract Trust, 2007-A A2	2.578%	4/15/37	344,672	332,430	(a)
Oscar US Funding XII LLC, 2021-1A A4	1.000%	4/10/28	3,350,000	3,303,503	(d)
RAAC Trust, 2006-RP3 A (1 mo. USD LIBOR + 0.270%)	0.632%	5/25/36	73,520	73,213	(a)(d)
RAAC Trust, 2006-SP1 M1 (1 mo. USD LIBOR + 0.600%)	0.692%	9/25/45	837,679	834,515	(a)
RAMP Trust, 2006-RZ4 A3 (1 mo. USD LIBOR + 0.270%)	0.362%	10/25/36	267,054	267,195	(a)
Renaissance Home Equity Loan Trust, 2003-2 A (1 mo. USD LIBOR + 0.880%)	0.972%	8/25/33	704,658	695,704	(a)
Renaissance Home Equity Loan Trust, 2007-3 AV2 (1 mo. USD LIBOR + 1.000%)	1.092%	9/25/37	216,202	200,751	(a)
Renaissance Home Equity Loan Trust, 2007-3 AV3 (1 mo. USD LIBOR + 1.800%)	1.892%	9/25/37	946,584	882,998	(a)
Residential Funding Securities Corp., 2002-RP2 A1 (1 mo. USD LIBOR + 1.500%)	1.592%	10/25/32	2,564	2,523	(a)(d)
SBA Small Business Investment Cos., 2017-10A 1	2.845%	3/10/27	1,425,085	1,476,469
SLM Student Loan Trust, 2003-10A A4 (3 mo. USD LIBOR + 0.670%)	0.786%	12/17/68	9,260,000	9,268,693	(a)(d)

See Notes to Schedule of Investments.

14	Western Asset SMASh Series M Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
SMB Private Education Loan Trust, 2020-A A2A	2.230%	9/15/37	$19,443,015	$19,697,505	(d)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	20,000,000	19,827,004	(d)
SMB Private Education Loan Trust, 2021-A B	2.310%	1/15/53	10,000,000	10,006,610	(d)
SMB Private Education Loan Trust, 2021-C D	3.930%	1/15/53	6,233,000	6,296,226	(d)
Structured Asset Securities Corp., 2004- SC1 A	7.971%	12/25/29	9,519	9,293	(a)(d)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 2001-SB1 A2	3.375%	8/25/31	125,637	124,437
Sunrun Vulcan Issuer LLC, 2021-1A A	2.460%	1/30/52	3,415,505	3,452,013	(d)
Thrust Engine Leasing, 2021-1A A	4.163%	7/15/40	8,612,523	8,446,837	(d)
Towd Point Mortgage Trust, 2016-3 A1	2.250%	4/25/56	617,500	618,658	(a)(d)
Towd Point Mortgage Trust, 2019-HY2 A1 (1 mo. USD LIBOR + 1.000%)	1.092%	5/25/58	11,116,320	11,169,932	(a)(d)
Towd Point Mortgage Trust, 2020-2 M1B	3.000%	4/25/60	8,740,000	9,030,477	(a)(d)
UCFC Manufactured Housing Contract, 1998-2 A4	6.587%	10/15/29	1,292,641	1,325,019

TOTAL ASSET-BACKED SECURITIES (Cost - $383,415,218)				385,410,502

SOVEREIGN BONDS - 1.8%
Kuwait - 0.4%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	8,660,000	9,435,910	(d)

Mexico - 0.5%
Mexico Government International Bond, Senior Notes	4.600%	2/10/48	6,810,000	7,201,200
Mexico Government International Bond, Senior Notes	5.750%	10/12/2110	3,430,000	3,936,577

Total Mexico				11,137,777

Qatar - 0.2%
Qatar Government International Bond, Senior Notes	3.250%	6/2/26	1,580,000	1,685,283	(g)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	1,880,000	2,434,074	(d)

Total Qatar				4,119,357

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2021 Quarterly Report	15

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Saudi Arabia - 0.1%
Saudi Government International Bond, Senior Notes	2.875%	3/4/23	$3,600,000	$3,698,075	(d)

United Arab Emirates - 0.6%
Abu Dhabi Government International Bond, Senior Notes	1.700%	3/2/31	14,000,000	13,511,260	(d)

TOTAL SOVEREIGN BONDS (Cost - $40,320,540)				41,902,379

CORPORATE BONDS & NOTES - 1.4%
COMMUNICATION SERVICES - 0.0%††
Wireless Telecommunication Services - 0.0%††
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	4.738%	3/20/25	1,085,000	1,133,033	(d)

FINANCIALS - 0.0%††
Banks - 0.0%††
BAC Capital Trust XIV, Junior Subordinated Notes (3 mo. USD LIBOR + 0.400%, 4.000% floor)	4.000%	12/16/21	200,000	198,825	(a)(h)

Insurance - 0.0%††
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/22	8,944	12,102	(d)(h)

TOTAL FINANCIALS				210,927

INDUSTRIALS - 1.3%
Airlines - 0.2%
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	4,655,000	4,661,031

Transportation Infrastructure - 1.1%
DP World Ltd., Senior Notes	5.625%	9/25/48	20,510,000	25,111,993	(d)

TOTAL INDUSTRIALS				29,773,024

MATERIALS - 0.1%
Chemicals - 0.1%
OCP SA, Senior Notes	4.500%	10/22/25	1,980,000	2,089,391	(d)

TOTAL CORPORATE BONDS & NOTES (Cost - $28,094,234)				33,206,375

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,270,227,641)				2,288,423,325

SHORT-TERM INVESTMENTS - 10.0%
U.S. TREASURY BILLS - 4.3%
U.S. Treasury Bills	0.043%	2/24/22	50,000,000	49,994,953	(i)
U.S. Treasury Bills	0.093%	5/26/22	50,000,000	49,977,552	(i)

TOTAL U.S. TREASURY BILLS (Cost - $99,972,085)				99,972,505

See Notes to Schedule of Investments.

16	Western Asset SMASh Series M Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
OVERNIGHT DEPOSITS - 5.7%
BNY Mellon Cash Reserve Fund (Cost - $135,086,897)	0.000%	135,086,897	$135,086,897

TOTAL SHORT-TERM INVESTMENTS (Cost - $235,058,982)			235,059,402

TOTAL INVESTMENTS - 107.6% (Cost - $2,505,286,623)			2,523,482,727

Liabilities in Excess of Other Assets - (7.6)%			(178,105,136)

TOTAL NET ASSETS - 100.0%			$2,345,377,591

††	Represents less than 0.1%.

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)	This security is traded on a to-be-announced (“TBA”) basis. At November 30, 2021, the Fund held TBA securities with a total cost of $198,950,110.

(c)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(f)	Security is valued using significant unobservable inputs (Note 1).

(g)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(h)	Security has no maturity date. The date shown represents the next call date.

(i)	Rate shown represents yield-to-maturity.

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities
CAS	— Connecticut Avenue Securities
CMT	— Constant Maturity Treasury
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2021 Quarterly Report	17

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

At November 30, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	2,061	3/22	$450,006,713	$450,811,549	$804,836
U.S. Treasury 5-Year Notes	24,261	3/22	2,931,042,382	2,945,247,553	14,205,171
U.S. Treasury 10-Year Notes	2,643	3/22	340,899,113	345,737,437	4,838,324
U.S. Treasury Long-Term Bonds	2,034	3/22	323,511,209	329,762,250	6,251,041
U.S. Treasury Ultra Long-Term Bonds	3,344	3/22	646,106,500	670,681,000	24,574,500

					50,673,872

Contracts to Sell:
90-Day Eurodollar	5,356	12/21	1,327,969,427	1,336,288,525	(8,319,098)

Net unrealized appreciation on open futures contracts					$42,354,774

At November 30, 2021, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	$567,771,000	6/15/22	3-Month LIBOR quarterly	0.190% semi-annually	$(740)	$(135,276)
	145,220,000	5/15/27	0.450% semi-annually	3-Month LIBOR quarterly	(289,896)	6,989,189
	389,440,000	5/15/27	0.710% annually	Daily SOFR Compound annually	880,646	6,403,036
	394,978,000	11/15/45	0.800% semi-annually	3-Month LIBOR quarterly	(1,187,307)	72,310,393
	69,845,000	2/15/47	1.520% annually	Daily SOFR Compound annually	(2,250,387)	445,904
	44,444,000	3/17/50	0.900% semi-annually	3-Month LIBOR quarterly	753,967	7,201,888
	24,556,000	10/7/50	1.200% semi-annually	3-Month LIBOR quarterly	(10,740)	2,709,739

Total	$1,636,254,000				$(2,104,457)	$95,924,873

See Notes to Schedule of Investments.

18	Western Asset SMASh Series M Fund 2021 Quarterly Report

WESTERN ASSET SMASh SERIES M FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2021

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	Market VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.IG.37 Index	$182,987,000	12/20/26	1.000% quarterly	$3,757,638	$4,275,973	$(518,335)

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

Abbreviation(s) used in this table:

LIBOR	— London Interbank Offered Rate
SOFR	— Secured Overnight Financing Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2021 Quarterly Report	19

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series M Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA. LMPFA and the subadvisers do not charge investment management fees to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

20

Notes to Schedule of Investments (unaudited) (continued)

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

21

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Mortgage-Backed Securities	—	$1,023,745,578	—	$1,023,745,578
Collateralized Mortgage Obligations	—	785,869,486	$18,289,005	804,158,491
Asset-Backed Securities	—	385,410,502	—	385,410,502
Sovereign Bonds	—	41,902,379	—	41,902,379
Corporate Bonds & Notes	—	33,206,375	—	33,206,375

Total Long-Term Investments	—	2,270,134,320	18,289,005	2,288,423,325

Short-Term Investments†:
U.S. Treasury Bills	—	99,972,505	—	99,972,505
Overnight Deposits	—	135,086,897	—	135,086,897

Total Short-Term Investments	—	235,059,402	—	235,059,402

Total Investments	—	$2,505,193,722	$18,289,005	$2,523,482,727

Other Financial Instruments:
Futures Contracts††	$50,673,872	—	—	$50,673,872
Centrally Cleared Interest Rate Swaps††	—	$96,060,149	—	96,060,149

Total Other Financial Instruments	$50,673,872	$96,060,149	—	$146,734,021

Total	$50,673,872	$2,601,253,871	$18,289,005	$2,670,216,748

22

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$8,319,098	—	—	$8,319,098
Centrally Cleared Interest Rate Swaps††	—	$135,276	—	135,276
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	518,335	—	518,335

Total	$8,319,098	$653,611	—	$8,972,709

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

23